Regulated Matters - Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Regulatory Asset [Line Items]
Regulatory Assets, Current	$ 82.0	$ 77.7	$ 56.6
Regulatory Assets, Noncurrent	140.0	135.8	155.7
Regulatory Assets	222.0		212.3
Regulatory liabilities, non-current	169.4	190.6	182.1
Regulatory Liability, Current	10.3	2.1	18.0
Regulatory Liabilities	$ 179.7	$ 1.6	200.1
Overcollection of costs to be refunded through rate riders [Member]
Regulatory Asset [Line Items]
Regulatory Current Asset, End Date for Recovery	2025
Regulatory Liabilities Type of Recovery	A/B
Regulatory liabilities, non-current	$ 9.3		14.7
Transmission formula rate credits [Member]
Regulatory Asset [Line Items]
Regulatory Current Asset, End Date for Recovery	2025
Regulatory Liabilities Type of Recovery	A
Regulatory liabilities, non-current	$ 1.0		3.3
Estimated costs of removal - regulated property [Member]
Regulatory Asset [Line Items]
Regulatory liabilities, non-current	131.0		134.2
Deferred income taxes payable through rates [Member]
Regulatory Asset [Line Items]
Regulatory liabilities, non-current	$ 35.0		42.6
Regulatory Liability, Amortization Through	Ongoing
TCJA regulatory liability [Member]
Regulatory Asset [Line Items]
Regulatory Liabilities Type of Recovery	B
Regulatory liabilities, non-current	$ 0.0		1.0
Regulatory Liability, Amortization Through	Ongoing
Transmission formula rate credits, Noncurrent [Member]
Regulatory Asset [Line Items]
Regulatory Current Asset, End Date for Recovery	2026
Regulatory Liabilities Type of Recovery	A
Regulatory liabilities, non-current	$ 1.5		0.0
PJM transmission enhancement settlement [Member]
Regulatory Asset [Line Items]
Regulatory Current Asset, End Date for Recovery	2025
Regulatory Liabilities Type of Recovery	B
Regulatory liabilities, non-current	$ 0.0		1.7
Postretirement Benefit [Member]
Regulatory Asset [Line Items]
Regulatory Liabilities Type of Recovery	B
Regulatory liabilities, non-current	$ 1.9		2.6
Regulatory Liability, Amortization Through	Ongoing
Undercollections to be collected through rate riders [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	A/B/D
Regulatory Current Asset, End Date for Recovery	2025
Regulatory Assets, Current	$ 63.4		51.7
Uncollectible expense being recovered in base rates [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	B
Regulatory Current Asset, End Date for Recovery	2025
Regulatory Assets, Current	$ 1.7		1.7
Vegetation management being recovered in base rates [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	B
Regulatory Current Asset, End Date for Recovery	2025
Regulatory Assets, Current	$ 2.7		2.7
Rate case expenses being recovered in base rates [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	B
Regulatory Current Asset, End Date for Recovery	2025
Regulatory Assets, Current	$ 0.4		0.5
Transmission formula rate debits [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	A
Regulatory Assets, Current	$ 13.8		0.0
Regulatory Assets, Noncurrent	$ 1.2		6.7
Transmission formula rate debits - Current [Member]
Regulatory Asset [Line Items]
Regulatory Current Asset, End Date for Recovery	2025
Pension benefits [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	A
Regulatory Current Asset, End Date for Recovery	Ongoing
Regulatory Assets, Noncurrent	$ 58.8		62.6
Regulatory compliance costs [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	A
Regulatory Current Asset, End Date for Recovery	2028
Regulatory Assets, Noncurrent	$ 33.2		45.0
Energy efficiency [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	A/B/D
Regulatory Current Asset, End Date for Recovery	Undetermined
Regulatory Assets, Noncurrent	$ 4.1		4.1
Smart grid and AMI costs [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	C
Regulatory Current Asset, End Date for Recovery	Undetermined
Regulatory Assets, Noncurrent	$ 1.8		3.2
Unamortized loss on reacquired debt [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	B
Regulatory Current Asset, End Date for Recovery	Ongoing
Regulatory Assets, Noncurrent	$ 0.5		1.1
Deferred storm costs [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	B
Regulatory Current Asset, End Date for Recovery	2025
Regulatory Assets, Noncurrent	$ 0.0		2.2
Deferred rate case costs [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	B/D
Regulatory Current Asset, End Date for Recovery	Undetermined
Regulatory Assets, Noncurrent	$ 2.4		1.5
Deferred vegetation management [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	B
Regulatory Current Asset, End Date for Recovery	2028
Regulatory Assets, Noncurrent	$ 21.7		19.9
CIS replacement [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	D
Regulatory Current Asset, End Date for Recovery	Undetermined
Regulatory Assets, Noncurrent	$ 8.8		3.1
Transmission formula rate debits - Non-current [Member]
Regulatory Asset [Line Items]
Regulatory Current Asset, End Date for Recovery	2026
Customer Program Rider [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	A/D
Regulatory Current Asset, End Date for Recovery	Undetermined
Regulatory Assets, Noncurrent	$ 2.9		0.0
Uncollectible deferral [Member]
Regulatory Asset [Line Items]
Regulatory Assets Type of Recovery	B
Regulatory Current Asset, End Date for Recovery	2028
Regulatory Assets, Noncurrent	$ 4.6		$ 6.3